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[SUTHERLAND LETTERHEAD]             1275 Pennsylvania Avenue, NW   Atlanta
                                      Washington, DC  20004-2415   Austin
                                                    202.383.0100   Houston
                                                Fax 202.637.3593   New York
                                              www.sutherland.com   Tallahasee
                                                                   Washington DC

W. THOMAS CONNER
DIRECT LINE: 202.383.0590
E-mail: thomas.conner@sutherland.com

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

November 23, 2009

Re:  Pre-Effective Amendment No. 1
     Metropolitan Life Insurance Company
     Metropolitan Life Separate Account E
     File Nos. 333-162586/811-04001 (MetLife Growth and Guaranteed Income)

Commissioners:

On behalf of Metropolitan Life Insurance Company (the "Company") and Metropolitan Life Separate Account E (the "Account"), we have attached for filing under the Securities Act of 1933, as amended, Pre-Effective Amendment No. 1 (the "Amendment") to the Account's registration statement on Form N-4 for the purpose of registering certain individual flexible premium deferred variable annuity contracts (the "Contracts"). The Contracts will be issued through the Separate Account, which is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended. All financial statements and exhibits to be filed are included herein.

The Amendment reflects the Company's responses to the comments received from the staff of the Securities and Exchange Commission ("SEC Staff") on the initial registration statement. This filing has been marked to show changes from the initial registration statement.

Pursuant to Rule 461 under the Securities Act, the Company and the Account's principal underwriter have submitted requests for acceleration of effectiveness of the above registration statement to November 24, 2009, or as soon thereafter as is reasonably practicable. The Company would very much appreciate any assistance the SEC staff could provide in meeting such requests.

If you have any questions or comments regarding the Initial Registration Statement, please call the undersigned at (202) 383-0590.

Sincerely,


/s/ W. Thomas Conner
----------------------------------------
W. Thomas Conner

Attachment

cc: John Towers, Esq.
    Michele H. Abate, Esq.
    Lisa A. Flanagan, Esq.